DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
3.	DISCONTINUED OPERATIONS

On October 31, 2016, the Company completed the sale of all of the 55% equity interest it indirectly held in Jiangxi Jinko Engineering to Shangrao Kangsheng Technology Co., Ltd. (the "Buyer"), a company formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company, for a total consideration of US$ 250 million pursuant to the previously announced Share Purchase Agreement entered into by Wide Wealth Group Holding Limited, a 55%-owned indirect subsidiary of the Company, and the Buyer.

In Conjunction, the Company repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 8) with considerations of US$225 million from the preferred shareholders, while the Company also agreed to transfer the 45% equity interest of Jiangxi Jinko Engineering to related entities of the preferred shareholders with a total consideration of US$225 million. These two transactions were net-settled.

As a result of the above transactions, the Company disposed of its downstream business and received US$250 million (RMB1,693.2 million) in cash.

Results of operations related to Jiangxi Jinko Engineering, including comparatives, were reported as income from discontinued operations.

Upon the disposition of Jiangxi Jinko Engineering, the Company provided the loan guarantee and redemption guarantee to Jiangxi Jinko Engineering (Note 30).

Results of the discontinued operations

For the nine months ended September 30,
2016
RMB

Revenues	846,363,633
Cost of revenues	(349,818,710)
Gross Profit	496,544,923

Operating expenses
General and administrative	(148,134,266)
Total operating expenses	(148,134,266)
Income from operations	348,410,657

Interest expenses, net	(182,980,613)
Exchange loss	(25,451,581)
Change in fair value of forward contracts	(8,889,553)
Other income, net	594,651
Subsidy income	132,010
Equity income in affiliated companies	13,726,179
Income from discontinued operations before income taxes	145,541,750
Income tax expense, net	(1,445,713)
Income from discontinued operations, net of tax	144,096,037

For the nine months ended September 30,
2016
RMB
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(1,013,393,800)
Net cash used in investing activities	(2,566,757,361)
Net cash provided by financing activities	3,720,793,313
Net increase in cash and cash equivalent	140,642,152